Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 23,539	¥ 24,453
Interest cost on projected benefit obligation	7,266	6,232
Expected return on plan assets	(34,144)	(30,126)
Amortization of net actuarial loss	3,946	8,870
Amortization of prior service cost	(580)	(3,784)
Gain on settlements and curtailment	(2,019)	(445)
Net periodic benefit cost	(1,992)	5,200
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	5,646	6,701
Interest cost on projected benefit obligation	7,651	8,027
Expected return on plan assets	(16,069)	(15,075)
Amortization of net actuarial loss	5,740	9,788
Amortization of prior service cost	(1,547)	(1,063)
Net periodic benefit cost	1,421	8,378
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	348	548
Interest cost on projected benefit obligation	540	717
Expected return on plan assets	(1,062)	(1,066)
Amortization of net actuarial loss	563	669
Amortization of prior service cost	(1,391)	(427)
Net periodic benefit cost	¥ (1,002)	¥ 441